Taxes - Deferred income tax in financial statements (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		$ (14,691)	$ (16,010)		$ (20,067)	$ (13,575)
Deferred income tax related to consolidated statement of income	$ (1,682)	178	(4,069)
Deferred tax income net recorded in share of the profit of equity method accounted investees	567	443	198
Total deferred tax expense (benefit)	$ (1,115)	621	(3,871)
Deferred tax asset		(20,733)		$ (1,379)	(26,890)
Deferred tax liability		6,042		$ 350	6,823
Deferred tax recovery period	10 years
Allowance for doubtful accounts
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		35			389
Deferred income tax related to consolidated statement of income	$ 21	(3)	(25)
Inventories
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(206)			107
Deferred income tax related to consolidated statement of income	99	(17)	60
Other current assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(144)			(99)
Deferred income tax related to consolidated statement of income	(78)	47	(162)
Property, plant and equipment, net
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		6,495			7,288
Deferred income tax related to consolidated statement of income	(1,345)	(1,081)	(708)
Right of use Assets from leases
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		1,218			1,433
Deferred income tax related to consolidated statement of income	(151)	(482)	(509)
Investments in equity method accounted investees
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		7,533			7,330
Deferred income tax related to consolidated statement of income	(58)	(22)	(15)
Other assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(192)			283
Deferred income tax related to consolidated statement of income	36	(2)	(729)
Finite useful lived intangible assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(297)			(3)
Deferred income tax related to consolidated statement of income	(139)	498	129
Indefinite lived intangible assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(3,038)			(3,693)
Deferred income tax related to consolidated statement of income	402	36	(261)
Post-employment and other long-term employee benefits
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		1,746			736
Deferred income tax related to consolidated statement of income	(71)	(258)	(175)
Derivative financial instruments
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(1,622)			(420)
Deferred income tax related to consolidated statement of income	(111)	738	111
Temporary non-deductible provision
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		3,443			3,971
Deferred income tax related to consolidated statement of income	43	1,280	(1,751)
Employee profit sharing payable
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		759			871
Deferred income tax related to consolidated statement of income	(304)	(393)	64
Tax loss carryforwards
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		9,047			10,177
Deferred income tax related to consolidated statement of income	(389)	(1,498)	1,994
Tax credits to recover
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		1,394			1,065
Deferred income tax related to consolidated statement of income	255	1,200	(1,629)
Cumulative other comprehensive income
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		0			218
Deferred income tax related to consolidated statement of income	(417)	0	0
Exchange differences on translation of foreign operations in OCI
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(8,170)			(4,603)
Other liabilities
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		2,668			752
Deferred income tax related to consolidated statement of income	797	(4)	(440)
Finance leases
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		220			382
Deferred income tax related to consolidated statement of income	(272)	53	(23)
Liabilities of amortization of goodwill of business acquisition
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(6,198)			(6,117)
Deferred income tax related to consolidated statement of income	$ 0	86	$ 0
Accumulated other comprehensive income
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		$ (4,623)			$ (3,323)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3